Net (Chargeoffs) Recoveries, Segregated by Class of Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	$ (1,272,940)	$ (2,693,084)	$ (1,602,647)
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(1,160,969)	(1,474,304)	(1,039,981)
Real Estate Loans | Land Development and Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(87,917)	(60,964)	(175,771)
Real Estate Loans | Farmland
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	2,386	(423,078)	(140,866)
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(220,591)	(911,026)	(623,445)
Real Estate Loans | Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(854,847)	(79,236)	(99,899)
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(2,500)	(999,193)	(254,869)
Business Loans | Commercial and Industrial Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	936	(994,522)	(244,382)
Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(3,436)	(4,671)	(10,487)
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(109,471)	(219,587)	(307,797)
Consumer Loans | Credit Cards
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(9,441)	(43,763)	(39,881)
Consumer Loans | Other Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	$ (100,030)	$ (175,824)	$ (267,916)